Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Unrealized gain on qualifying cash flow hedging instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Loss	$ 4,421	$ 1,409
Pension adjustments, net of tax recoveries
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Loss	(2,601)	(10,697)
Foreign exchange gain on currency translation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Loss	3,343	3,293
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Loss	$ 5,163	$ (5,995)